RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Foreign currency translation and other			$ 15
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	$ 244		220
Provision	14	$ 1	26	$ 6	$ 22
Charge-offs, net of recoveries	(8)	(3)	(9)	(6)	(22)
Foreign currency translation and other	(4)	8	9	(5)	(11)
Ending Balance	246	226	246	226	220
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	74		65
Provision	(4)	0	3	4	6
Charge-offs, net of recoveries	(5)	(1)	(5)	(1)	1
Foreign currency translation and other	(4)	5	(2)	8	(4)
Ending Balance	$ 61	73	$ 61	73	65
Adjusted Balance | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		220		231	231
Adjusted Balance | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		$ 69		$ 62	$ 62